Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Preferred shares, registered shares issued	206,452	206,452
Preferred shares, registered shares outstanding	206,452	206,452
Common shares, registered shares issued	3,159,535	810,722
Common shares, registered shares outstanding	3,159,535	810,722
Related Party
Accounts payable, related party (in Dollars) | $	$ 15,000	$ 265,864
Related party short-term loan (in Dollars) | $	$ 0	$ 1,633,746